Other income / expenses and adjustments - Summary of Finance Income (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Income Expenses And Adjustment [Line Items]
Total finance income	£ 42	£ 307	£ 827
Interest earned on short-term investments	141
Gain on short-term investments	194
Total finance income	£ 377	£ 307	£ 827